Income Taxes (Period Available to Offset Future Taxable Income in Each Tax Jurisdiction) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Operating Loss Carryforwards [Line Items]
Within 5 years	¥ 21,604
6 to 20 years	118,359
Indefinite periods	25,807
Total	¥ 165,770